Aug. 22, 2025
Capital Group Core Plus Income ETF | Capital Group Core Plus Income ETF
Capital Group Fixed Income ETF Trust Prospectus Supplement August 22, 2025

For the following trust with the most recent summary and statutory prospectus (as supplemented to date):

Capital Group Core Bond ETF (CGCB) Capital Group Core Plus Income ETF (CGCP) Capital Group Short Duration Income ETF (CGSD)